Investment Strategy	Mar. 31, 2026
S000097582 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate debt instruments. Corporate debt instruments, including bonds and notes, are debt instruments or securities issued by corporations or other non-government entities. The Fund invests primarily in securities that, at the time of purchase, are rated as investment grade securities or in unrated securities determined to be of comparable quality. The Fund may also invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund expects its high-yield investments to be typically as high as 5% of its net assets, but the Fund could be above or below that range at times. Under normal circumstances, the Fund targets duration in the range of three to ten years.
While the Fund typically focuses its investments on debt instruments issued by U.S. corporate issuers and U.S. dollar-denominated debt instruments issued by non-U.S. corporate issuers, the Fund may also invest in non-U.S. dollar-denominated debt instruments issued by foreign corporate issuers. The Fund may also invest up to 20% of its net assets in debt instruments of U.S. and non-U.S. governments, their agencies, authorities or instrumentalities.
The Fund may also invest in asset-backed securities and mortgage-backed securities. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in derivatives, such as forward contracts, futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate debt instruments. Corporate debt instruments, including bonds and notes, are debt instruments or securities issued by corporations or other non-government entities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in corporate debt instruments.
S000097583 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund uses a “Core Plus” strategy that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities, including those of U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as commercial and residential mortgage-backed securities, other asset-backed securities, bank loans and municipal bonds, and money market instruments. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in derivatives, such as forward contracts, futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund generally expects to maintain an effective duration of +/- 2 years relative to the Bloomberg U.S. Aggregate Bond Index.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund uses a “Core Plus” strategy that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities, including those of U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as commercial and residential mortgage-backed securities, other asset-backed securities, bank loans and municipal bonds, and money market instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund uses a “Core Plus” strategy that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities, including those of U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as commercial and residential mortgage-backed securities, other asset-backed securities, bank loans and municipal bonds, and money market instruments.
S000097584 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in collateralized loan obligations (CLOs) of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (NRSRO)) at the time of purchase, or if unrated, determined to be of comparable credit quality. CLOs, which are a type of structured product, are floating- or fixed-rate debt instruments issued by a trust or other special purpose vehicle and backed by an underlying portfolio consisting of corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or unrated but determined to be of comparable quality by the Fund’s Investment Manager.
After purchase by the Fund, the rating of a CLO may be downgraded below the minimum rating required by the Fund for purchase (for purposes of the Fund’s 80% investment policy described above). In such cases, the Fund will consider whether to continue to hold the CLO.
The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of BBB- at the time of purchase or if unrated, determined to be of comparable credit quality. No CLO, at the time of purchase by the Fund, will have a rating that is below BBB- (or equivalent by an NRSRO). The Fund may continue to hold a security if it falls below these ratings.
The Fund may purchase CLOs both in the primary (e.g. purchased directly from the issuer) and secondary markets.
The Fund may invest in derivatives, such as forward contracts, futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, including affiliated funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for risk management purposes.
The Fund is actively managed and does not seek to replicate the composition or performance of an index.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) identifies CLOs and other instruments for potential investment by conducting credit analysis which typically includes an assessment of the CLO manager, the CLO’s underlying collateral, performance of the CLO and its underlying collateral under various stress scenarios, and an analysis of the CLO’s documentation and structural terms. Once a CLO or other investment is in the portfolio, it is regularly monitored.
The Fund may also invest in asset-backed securities and mortgage-backed securities.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in collateralized loan obligations (CLOs) of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (NRSRO)) at the time of purchase, or if unrated, determined to be of comparable credit quality. CLOs, which are a type of structured product, are floating- or fixed-rate debt instruments issued by a trust or other special purpose vehicle and backed by an underlying portfolio consisting of corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or unrated but determined to be of comparable quality by the Fund’s Investment Manager.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in collateralized loan obligations (CLOs) of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (NRSRO)) at the time of purchase, or if unrated, determined to be of comparable credit quality.
S000095309 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated bonds and other debt instruments of investment grade quality (referred to as core bonds), like those included in the Bloomberg U.S. Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. Government and its agencies and instrumentalities, corporate bonds, and mortgage- and asset-backed securities. The Fund may invest in mortgage dollar rolls and reverse repurchase agreements. The Fund may also invest in foreign debt instruments denominated in U.S. dollars or in foreign currencies. The Fund may also invest in loans and loan participations. The Fund considers a bond or other debt instrument to be of investment grade quality if it is rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined by the investment manager to be of comparable quality.
The Fund may invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, such as futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated bonds and other debt instruments of investment grade quality (referred to as core bonds), like those included in the Bloomberg U.S. Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. Government and its agencies and instrumentalities, corporate bonds, and mortgage- and asset-backed securities. The Fund may invest in mortgage dollar rolls and reverse repurchase agreements. The Fund may also invest in foreign debt instruments denominated in U.S. dollars or in foreign currencies. The Fund may also invest in loans and loan participations. The Fund considers a bond or other debt instrument to be of investment grade quality if it is rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined by the investment manager to be of comparable quality.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated bonds and other debt instrumentsof investment grade quality(referred to ascore bonds),like those included in the Bloomberg U.S. Aggregate Bond Index (the Index).
S000095310 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $776.8 million and $4.8 trillion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium-term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal period end, the Fund had an investment emphasis in the information technology sector.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies.These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $776.8 million and $4.8 trillion as of June 30, 2026.The market capitalization range and composition of companies in the Capitalization Index are subject to change.As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium-term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies.These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $776.8 million and $4.8 trillion as of June 30, 2026.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies.
S000095312 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid capitalization companies, which are companies that have market capitalizations in the range of the companies in the Russell Mid Cap Index (the Capitalization Index), which ranged between $607.5 million and $88.2 billion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.
The Fund principally invests in common stocks. The Fund invests in securities of companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer capital appreciation opportunity.
The Fund applies a rules-based framework to invest, at the time of purchase, in securities that display an attractive profile of company quality, value, and catalyst factors. The securities are evaluated on an industry relative basis, and at the time of the application of the Fund’s rules-based framework, sector weights are neutral relative to the Capitalization Index. The catalyst factors capture momentum, both price and business, and market sentiment for a stock. The Fund's rules-based investment framework categorizes stocks in the Capitalization Index by industry, and the Investment Manager uses proprietary investment models by industry based on the drivers of return specific to stocks in a particular industry. Stocks are market weighted within the Fund's portfolio, effected periodically, to generally align on a pro rata basis with the Capitalization Index.
The Fund’s rules-based framework for constructing (and making changes to) the Fund’s portfolio generally occurs on at least a semi-annual basis typically in June and December but this could change without notice. In addition to this semi-annual investment process application, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, deterioration of the security’s quality, value or company catalyst factors, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
The Fund may at times emphasize one or more sectors in selecting its investments. The Fund emphasizes the industrials and information technology sectors.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid capitalization companies, which are companies that have market capitalizations in the range of the companies in the Russell Mid Cap Index (the Capitalization Index), which ranged between $607.5 million and $88.2 billion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund applies a rules-based framework to invest, at the time of purchase, in securities that display an attractive profile of company quality, value, and catalyst factors. The securities are evaluated on an industry relative basis, and at the time of the application of the Fund’s rules-based framework, sector weights are neutral relative to the Capitalization Index. The catalyst factors capture momentum, both price and business, and market sentiment for a stock. The Fund's rules-based investment framework categorizes stocks in the Capitalization Index by industry, and the Investment Manager uses proprietary investment models by industry based on the drivers of return specific to stocks in a particular industry. Stocks are market weighted within the Fund's portfolio, effected periodically, to generally align on a pro rata basis with the Capitalization Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid capitalization companies, which are companies that have market capitalizations in the range of the companies in the Russell Mid Cap Index (the Capitalization Index), which ranged between $607.5 million and $88.2 billion as of June 30, 2026.
S000095313 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies, which are companies that have market capitalizations in the range of the companies in the Russell 2000® Index (the Capitalization Index), which ranged between $0.5 million and $13.7 billion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.
The Fund principally invests in common stocks. The Fund invests in securities of companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer capital appreciation opportunity.
The Fund applies a rules-based framework to invest, at the time of purchase, in securities that display an attractive profile of company quality, value, and catalyst factors. The securities are evaluated on an industry relative basis, and at the time of the application of the Fund’s rules-based framework, sector weights are neutral relative to the Capitalization Index. The catalyst factors capture momentum, both price and business, and market sentiment for a stock. The Fund's rules-based investment framework categorizes stocks in the Capitalization Index by industry, and the Investment Manager uses proprietary investment models by industry based on the drivers of return specific to stocks in a particular industry. Stocks are market weighted within the Fund's portfolio, effected periodically, to generally align on a pro rata basis with the Capitalization Index.
The Fund’s rules-based framework for constructing (and making changes to) the Fund’s portfolio generally occurs on at least a semi-annual basis typically in June and December but this could change without notice. In addition to this semi-annual investment process application, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, deterioration of the security’s quality, value or company catalyst factors, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
The Fund may at times emphasize one or more sectors in selecting its investments. The Fund emphasizes the health care, industrials, and information technology sectors.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies, which are companies that have market capitalizations in the range of the companies in the Russell 2000® Index (the Capitalization Index), which ranged between $0.5 million and $13.7 billion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund applies a rules-based framework to invest, at the time of purchase, in securities that display an attractive profile of company quality, value, and catalyst factors. The securities are evaluated on an industry relative basis, and at the time of the application of the Fund’s rules-based framework, sector weights are neutral relative to the Capitalization Index. The catalyst factors capture momentum, both price and business, and market sentiment for a stock. The Fund's rules-based investment framework categorizes stocks in the Capitalization Index by industry, and the Investment Manager uses proprietary investment models by industry based on the drivers of return specific to stocks in a particular industry. Stocks are market weighted within the Fund's portfolio, effected periodically, to generally align on a pro rata basis with the Capitalization Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies,which are companies that have market capitalizations in the range of the companies in the Russell 2000® Index (the Capitalization Index), which ranged between $0.5 million and $13.7 billion as of June 30, 2026.
S000095311 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Beta Advantage® Research Enhanced International Equity Index (the Index). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities  (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in international developed market countries. “International developed market” countries are those included in the Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (also referred to as the Starting Universe). The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Starting Universe, with the Index designed to seek to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of developed market large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depository receipts.
The Index was developed and is sponsored by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index, while calculated and maintained by a third party, Solactive, AG, relies on certain proprietary data of Columbia Management in calculating (or constructing) the Index.
The Index is comprised of a subset of the companies within the Starting Universe. With a starting point of the Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index, the Index was designed to reflect the performance of developed market large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account company quality, value, and catalyst (e.g., price momentum and business momentum) factors. The Index construction methodology typically results in approximately 225-275 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund would seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Fund is passively managed and thus Columbia Management does not provide day-to-day active management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions, or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan. The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. As of March 31, 2026, the Index was concentrated in the financials and industrials sectors.
The Index is reconstituted semi-annually in May and November.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Beta Advantage® Research Enhanced International Equity Index (the Index). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities  (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in international developed market countries. “International developed market” countries are those included in the Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (also referred to as the Starting Universe). The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Starting Universe, with the Index designed to seek to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of developed market large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depository receipts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in international developed market countries.
S000086826 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality.
The Fund may also invest in investment grade debt instruments and in debt instruments of foreign issuers.
Corporate debt instruments in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Floating rate loans, which are another form of financing, are typically secured, with interest rates that adjust or “float”
periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be five years or less, and its duration will be three years or less.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds).
S000086827 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds) issued by U.S. companies. These high yield debt instruments are rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. The Fund’s investments are deemed to be “U.S.” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, the location of a majority of its assets or other factors.
Corporate debt instruments in which the Fund invests may be secured or unsecured, typically with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds) issued by U.S. companies. These high yield debt instruments are rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. The Fund’s investments are deemed to be “U.S.” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, the location of a majority of its assets or other factors.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds) issued by U.S. companies.